Schedule of Investments (unaudited)
August 31, 2022
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
Rocket Lab U.S.A., Inc.(a)(b)	1,020,523	$ 5,612,877
Automobiles — 5.8%
BYD Co. Ltd., Class H	1,734,000	53,433,795
Tesla, Inc.(a)	800,703	220,681,754
		274,115,549
Banks — 0.1%
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(c)(d)	25,600	5,511,709
Capital Markets — 0.8%
S&P Global, Inc.	99,256	34,955,978
Diversified Consumer Services — 0.2%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(c)(d)	2,241	8,551,478
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	394,140	67,279,698
Entertainment — 2.7%
Activision Blizzard, Inc.	778,520	61,106,035
Netflix, Inc.(a)	93,421	20,885,199
Spotify Technology SA(a)	150,031	16,225,852
Warner Music Group Corp., Class A	1,131,717	30,296,064
		128,513,150
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc., Class A(a)	162,773	18,412,882
Booking Holdings, Inc.(a)	12,448	23,350,083
		41,762,965
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A(a)	1,318,849	142,725,839
Kakao Corp.	1,154,430	62,689,816
Tencent Holdings Ltd.	845,600	34,949,307
ZoomInfo Technologies, Inc.(a)	1,042,593	47,354,574
		287,719,536
Internet & Direct Marketing Retail — 4.1%
Alibaba Group Holding Ltd., ADR(a)	380,536	36,306,940
Amazon.com, Inc.(a)	743,698	94,278,595
Jasper Infotech Private Ltd. (Acquired 05/07/14 - 10/29/14, cost $1,414,399)(a)(c)(d)	304,000	408,072
Meituan, Class B(a)(e)	1,071,400	25,732,052
MercadoLibre, Inc.(a)	41,790	35,745,494
		192,471,153
IT Services — 15.3%
Accenture PLC, Class A	240,578	69,397,130
Adyen NV(a)(e)	28,045	43,277,504
Automatic Data Processing, Inc.	326,676	79,842,881
Block, Inc.(a)	410,738	28,303,956
Globant SA(a)(b)	263,113	55,456,327
GMO Payment Gateway, Inc.	392,800	31,150,729
Mastercard, Inc., Class A	407,919	132,316,686
MongoDB, Inc.(a)	159,959	51,644,363
Okta, Inc.(a)(b)	205,700	18,800,980
PayPal Holdings, Inc.(a)	437,554	40,885,046
Shopify, Inc., Class A(a)(b)	278,680	8,820,222
Snowflake, Inc., Class A(a)	47,770	8,643,981
Twilio, Inc., Class A(a)	353,813	24,618,308
Visa, Inc., Class A	624,394	124,073,332
		717,231,445
Security	Shares	Value
Machinery — 0.4%
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,567,400	$ 20,418,871
Professional Services — 0.5%
Equifax, Inc.	122,212	23,067,515
Road & Rail — 0.3%
Uber Technologies, Inc.(a)	499,503	14,365,706
Semiconductors & Semiconductor Equipment — 24.9%
Advanced Micro Devices, Inc.(a)	1,236,528	104,944,131
Alphawave IP Group PLC(a)(b)	9,867,850	15,383,992
Analog Devices, Inc.	212,960	32,269,829
ASML Holding NV	234,978	114,696,349
Broadcom, Inc.	108,226	54,016,679
GLOBALFOUNDRIES, Inc.(a)(b)	610,366	36,512,094
Lam Research Corp.	196,832	86,194,701
Marvell Technology, Inc.	2,670,071	125,012,724
Monolithic Power Systems, Inc.	197,169	89,353,048
NVIDIA Corp.	426,940	64,442,324
NXP Semiconductors NV	356,344	58,647,096
QUALCOMM, Inc.	455,738	60,280,465
SOITEC(a)	418,311	59,080,651
STMicroelectronics NV	1,632,971	56,909,341
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	826,041	68,850,517
Wolfspeed, Inc.(a)(b)	1,279,749	145,213,119
		1,171,807,060
Software — 25.1%
Adobe, Inc.(a)	95,869	35,801,319
Altium Ltd.	1,642,474	40,505,611
ANSYS, Inc.(a)	121,949	30,279,937
AppLovin Corp., Class A(a)(b)	724,007	17,832,293
Atlassian Corp. PLC, Class A(a)	261,144	64,674,923
Cadence Design Systems, Inc.(a)	629,795	109,439,477
Constellation Software, Inc.	22,912	34,490,031
Crowdstrike Holdings, Inc., Class A(a)(b)	227,830	41,604,036
Dassault Systemes SE	624,065	24,065,929
Databricks, Inc. (Acquired 07/24/20 - 09/02/20, cost $5,122,891)(a)(c)(d)	319,983	20,242,125
Elastic NV(a)(b)	333,121	27,952,183
Fair Isaac Corp.(a)	128,726	57,849,464
Gitlab, Inc., Class A(a)(b)	377,050	22,573,984
Intuit, Inc.	236,985	102,325,383
Microsoft Corp.	1,273,779	333,054,995
Oracle Corp.	583,270	43,249,471
Salesforce, Inc.(a)	226,076	35,294,985
ServiceNow, Inc.(a)	137,439	59,733,738
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(c)(d)	149,520	2,670,427
Xero Ltd.(a)	636,016	37,416,266
Zscaler, Inc.(a)	228,231	36,343,505
		1,177,400,082
Technology Hardware, Storage & Peripherals — 8.9%
Apple Inc.	2,659,778	418,170,297
Total Common Stocks — 97.6% (Cost: $3,358,259,350)		4,588,955,069
Preferred Securities
Preferred Stocks — 2.5%
Diversified Consumer Services — 0.2%
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(c)(d)	2,371	9,047,548

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products — 0.2%
Farmer’s Business Network, Inc., Series F (Acquired 07/31/20, cost $6,419,592)(a)(c)(d)	194,200	$ 10,494,568
Interactive Media & Services — 0.7%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $22,999,949)(a)(c)(d)	209,903	33,657,889
Road & Rail — 0.0%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $ 2,490,608)(a)(c)(d)	125	2,124,213
Semiconductors & Semiconductor Equipment — 0.6%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(c)(d)	581,814	11,973,732
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(c)(d)	184,153	13,991,945
		25,965,677
Software — 0.8%
Databricks, Inc.
Series F (Acquired 10/22/19, cost $3,700,005)(a)(c)(d)	258,450	16,349,547
Series G (Acquired 02/01/21, cost $12,500,003)(a)(c)(d)	211,425	13,374,745
Unqork, Inc.
Series A (Acquired 03/05/21, cost $194,941)(a)(c)(d)	7,120	127,163
Series B (Acquired 03/05/21, cost $314,316)(a)(c)(d)	11,480	205,033
Series C (Acquired 09/18/20, cost $8,323,340)(a)(c)(d)	304,000	5,429,440
Series Seed (Acquired 03/05/21, cost $489,544)(a)(c)(d)	17,880	319,337
Series Seed A (Acquired 03/05/21, cost $180,704)(a)(c)(d)	6,600	117,876
		35,923,141
Total Preferred Securities — 2.5% (Cost: $76,985,427)		117,213,036
Total Long-Term Investments — 100.1% (Cost: $3,435,244,777)		4,706,168,105
Security	Shares	Value
Short-Term Securities(f)(g)
Money Market Funds — 3.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	3,319,230	$ 3,319,230
SL Liquidity Series, LLC, Money Market Series, 2.47%(h)	156,600,440	156,616,100
Total Short-Term Securities — 3.4% (Cost: $159,896,011)		159,935,330
Total Investments — 103.5% (Cost: $3,595,140,788)		4,866,103,435
Liabilities in Excess of Other Assets — (3.5)%		(165,877,928)
Net Assets — 100.0%		$ 4,700,225,507
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $154,596,847, representing 3.3% of its net assets as of period end, and an original cost of $102,061,300.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 65,188,334	$ —	$ (61,869,104)(a)	$ —	$ —	$ 3,319,230	3,319,230	$ 57,837	$ —
SL Liquidity Series, LLC, Money Market Series	104,736,728	51,869,714(a)	—	(933)	10,591	156,616,100	156,600,440	185,824(b)	—
				$ (933)	$ 10,591	$ 159,935,330		$ 243,661	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 5,612,877	$ —	$ —	$ 5,612,877
Automobiles	220,681,754	53,433,795	—	274,115,549
Banks	—	—	5,511,709	5,511,709
Capital Markets	34,955,978	—	—	34,955,978
Diversified Consumer Services	—	—	8,551,478	8,551,478
Electronic Equipment, Instruments & Components	67,279,698	—	—	67,279,698
Entertainment	128,513,150	—	—	128,513,150
Hotels, Restaurants & Leisure	41,762,965	—	—	41,762,965
Interactive Media & Services	190,080,413	97,639,123	—	287,719,536
Internet & Direct Marketing Retail	166,331,029	25,732,052	408,072	192,471,153
IT Services	642,803,212	74,428,233	—	717,231,445
Machinery	—	20,418,871	—	20,418,871
Professional Services	23,067,515	—	—	23,067,515
Road & Rail	14,365,706	—	—	14,365,706
Semiconductors & Semiconductor Equipment	941,120,719	230,686,341	—	1,171,807,060
Software	1,052,499,724	101,987,806	22,912,552	1,177,400,082
Technology Hardware, Storage & Peripherals	418,170,297	—	—	418,170,297
Preferred Securities	—	—	117,213,036	117,213,036
Short-Term Securities
Money Market Funds	3,319,230	—	—	3,319,230
	$ 3,950,564,267	$ 604,326,221	$ 154,596,847	4,709,487,335
Investments valued at NAV(a)				156,616,100
				$ 4,866,103,435
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Technology Opportunities Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Securities	Total
Assets
Opening Balance, as of May 31, 2022	$ 65,174,021	$ 119,603,445	$ 184,777,466
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(27,790,210)	(2,390,409)	(30,180,619)
Purchases	—	—	—
Sales	—	—	—
Closing Balance, as of August 31, 2022	$ 37,383,811	$ 117,213,036	$ 154,596,847
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2022(a)	$ (27,790,210)	$ (2,390,409)	$ (30,180,619)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2022, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 37,383,811	Market	Revenue Multiple	3.26x - 30.00x	19.77x
Preferred Securities	117,213,036	Market	Revenue Multiple Volatility Time to Exit Market Adjustment Multiple	3.20x - 30.00x 50% 4.0 1.00x	13.93x — — —
	$ 154,596,847

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Portfolio Abbreviation
ADR	American Depositary Receipt
4